SIGNIFICANT ACCOUNTING POLICIES (Details Textuals 1)	6 Months Ended
Jun. 30, 2012
Minimum
Property, Plant and Equipment [Line Items]
Estimated life of Property, plant and equipment	5 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated life of Property, plant and equipment	7 years